Note 2 - Summary of Significant Accounting Policies - Basic and Diluted Common Shares (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2014
Options [Member]
Options (in shares)					15,109	49,858
Unvested Restricted Stock Units [Member]
Options (in shares)					22,649	32,211
Basic weighted-average shares (in shares)					12,464,496	12,322,110
Warrants (in shares)						4,169
Weighted average number of shares outstanding - Diluted (in shares)	12,440,035	12,491,170	12,442,059	12,495,475	12,502,254	12,408,348